9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule
Year	Operating Leases

2016	$ 5,690,228
2017	4,551,312
2018	3,135,950
2019	1,667,435
2020	796,547
2021 and beyond	39,534
Total	$ 15,881,006